Organization and Reorganization (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries Consolidated Vies and Vies Subsidiaries
As of December 31, 2020, the Company’s consolidated subsidiaries, VIEs and subsidiaries of VIEs are as follows:

Major Subsidiaries	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Lizhi Inc. (“Lizhi BVI”)	British Virgin Islands, Y2010	100	Investment holding
Lizhi Holding Limited (“Lizhi HK”)	Hong Kong, China Y2010	100	Investment holding
Beijing Hongyiyichuang Information Technology Co., Ltd. (“Hongyi Technology”)	Beijing, China Y2011	100	Technical support and consulting services
TIYA INC. (“Tiya Cayman”)	Cayman Islands, Y2019	100	Investment holding
TIYA INC. (“Tiya BVI”)	British Virgin Islands, Y2019	100	Investment holding
Tiya Holding Limited (“Tiya HK”)	Hong Kong, China Y2019	100	Investment holding
TIYA PTE. LTD.	Singapore Y2019	100	Audio entertainment business and others
NASHOR PTE. LTD.	Singapore Y2019	100	Audio entertainment business and others
Guangzhou Tiya Information Technology Co., Ltd. (“Guangzhou Tiya”)	Guangzhou, China Y2019	100	Technical support and consulting services
Tiya Inc.	USA Y2020	100	Audio entertainment business and others

Major VIEs	Place and year of incorporation/ acquisition	Percentage of direct or indirect economic ownership	Principal activities
Guangzhou Lizhi Network Technology Co., Ltd. (“Guangzhou Lizhi”)	Guangzhou, China Y2007	100	Audio entertainment, and podcast, advertising and other business
Guangzhou Huanliao Network Technology Co., Ltd. (“Guangzhou Huanliao”) *	Guangzhou, China Y2016	100	Audio entertainment business and others

Major subsidiaries of VIEs	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Changsha Limang Interaction Entertainment Co., Ltd.	Changsha, China Y2015	100	Audio entertainment business and others
Huai’an Lizhi Network Technology Co., Ltd .	Huai’an, China Y2015	100	Audio entertainment business and others
Wuhan Lizhi Network Technology Co., Ltd.	Wuhan, China Y2017	100	Audio entertainment business and others
Chongqing Piwan Network Technology Co., Ltd.	Chongqing, China Y2019	100	Audio entertainment business and others

Summary of Variable Interest Entities

The following combined financial information of the Group’s VIEs as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,	As of December 31,
	2019	2020
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	42,056	148,979
Short-term investments	—	73,022
Restricted cash	—	3,695
Accounts receivable, net	2,979	2,642
Prepayments and other current assets	10,825	13,190
Amount due from the subsidiaries of the Grou p	—	500

Total current assets	55,860	242,028

Non-current assets:
Property, equipment and leasehold improvement, net	32,106	34,342
Intangible assets, net	1,701	2,929
Right-of-use assets, net	—	3,841
Other non-current assets	2,133	711

Total non-current assets	35,940	41,823

TOTAL ASSETS	91,800	283,851

Current liabilities:
Accounts payable	72,164	73,986
Deferred revenue	14,381	16,226
Salary and welfare payable	66,810	88,464
Taxes payable	2,592	4,559
Short-term loans	—	39,508
Lease liabilities due within one year	—	3,542
Accrued expenses and other current liabilities	32,108	41,559
Amount due to the subsidiaries of the Group	186,979	385,583

Total current liabilities	375,034	653,427
Non-current liabilities:
Lease liabilities	—	587

Total non-current liabilities	—	587

TOTAL LIABILITIES	375,034	654,014

	For the year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	798,561	1,179,468	1,456,190
Net loss	(456)	(116,891)	(84,441)

	For the year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash generated from/(used in) operating activities	21,262	(73,015)	17,425
Net cash used in investing activities	(17,375)	(29,164)	(94,559)
Net cash generated from financing activities	70,802	38,854	187,752
Net increase/(decrease) in cash, cash equivalents and restricted cash	74,689	(63,325)	110,618